STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2017
Stockholders' Equity Attributable to Parent [Abstract]
STOCKHOLDERS' EQUITY

Common Stock

As of September 30, 2017 and December 31, 2016, the authorized, issued and outstanding common shares of Novume were 13,933,784 and 5,000,000 (9.699,722 shares post Brekford Merger), respectively.

As described in more detail in Note 1, on March 15, 2016, the stockholders of KSI formed KeyStone as a holding company with the same proportionate ownership percentage as KSI. Pursuant to the Keystone Merger Agreement, the stockholders exchanged 100% of the outstanding common stock of KSI for 5,000,000 (9.699,720 post merger split) shares newly issued KeyStone common stock, representing 100% of the outstanding common stock. The formation of KeyStone provided for 25,000,000 authorized shares of KeyStone $.0001 par value common stock. As of December 31, 2016, 5,000,000 (9.699,720 post merger split) shares of KeyStone common stock were issued and outstanding.

In January 2017, the Company issued 488,094 (946,875 post Brekford Merger) shares of Novume common stock as consideration as part of its acquisition of Firestorm.

Upon completion of the KeyStone and Brekford merger on August 28, 2017, consideration was issued in accordance with the terms of the Brekford Merger Agreement. Immediately upon completion of the Brekford Merger, the pre-merger stockholders of KSI owned approximately 80% of the issued and outstanding capital stock of the Company on a fully-diluted basis, and the pre-merger stockholders of Brekford owned approximately 20% of the issued and outstanding capital stock of Novume on a fully-diluted basis.

Series A Cumulative Convertible Redeemable Preferred Stock

The formation of Novume provided for 7,500,000 shares of $.0001 par value KeyStone Series A Cumulative Convertible Redeemable Preferred Stock (the “Series A Preferred Stock”).

In November 2016, Novume commenced its Reg 1A Offering (the “Reg1A Offering”) of up to 3,000,000 Units. Each Unit, after the Brekford Merger, consisted of one share of Series A Preferred Stock which is convertible to 1.94 shares of Novume Common Stock and one Unit Warrant to purchase 0.48 shares of the Novume Common Stock at an exercise price of $1.03 per share. The Series A Preferred Stock holders are entitled to quarterly dividends of 7.0% per annum per share.

The Series A Preferred Stock holder has a put right to convert each share into common stock at an initial conversion price and a specified price which increases annually based on the passage of time beginning in November 2019. The Series A Preferred Stock holder also has put right after 60 months from the issuance date to redeem any or all of the Series A Preferred Stock at a redemption price of $7.73 per share plus any accrued but unpaid dividends. Novume has a call right after 36 months from the issuance date to redeem all of the Series A Preferred Stock at a redemption price which increases annually based on the passage of time beginning in November 2019. The Series A Preferred Stock contains an automatic conversion feature based on a qualified initial public offering in excess of $30,000,000 or a written agreement by at least two-thirds of the Series A Preferred Stock holders at an initial conversion price and a specified price which increases annually based on the passage of time beginning in November 2016. Based on the terms of the Series A Preferred Stock, the Company concluded that the Series A Preferred Stock should be classified as temporary equity in the accompanying consolidated balance sheet as of September 30, 2017.

The Reg 1A Offering Units were sold at $10 per Unit in minimum investment amounts of $5,000. There were three closings related to the sales of the Units. The gross proceeds, which the Company deemed to be fair value, from the first closing on December 23, 2016 totaled $3,015,700 with the issuance of 301,570 shares of Series A Preferred Stock and 301,570 Unit Warrants. On January 23, 2017, the Company completed its second closing of the Offering for the issuance of 119,757 shares of Series A Preferred Stock and 119,757 Unit Warrants with the Company receiving aggregate gross proceeds of $1,197,570.

On March 20, 2017, the Company increased the total number of designated shares of the Series A Preferred Stock from 500,000 to 505,000 shares.

On March 21, 2017, the Company completed its third and final closing of the Reg 1A Offering. The third and final sale of 81,000 shares of Series A Preferred Stock and 81,000 Unit Warrants with the Company receiving aggregate gross proceeds of $810,000.

The aggregate total sold in the Reg 1A Offering through and including the third and final closing was 502,327 Units, or 502,327 shares of Series A Preferred Stock and 502,327 Unit Warrants, for total gross proceeds to the Company of $5,023,270. The Reg 1A Offering is now closed.

Novume will adjust the value of the Series A Preferred Stock to fair (redemption) value at the end of the reporting period. The adjustment to the redemption value will be recorded through equity.

As of September 30, 2017, 502,327 shares of Series A Preferred Stock were issued and outstanding.

The Novume Series A Preferred Stock is entitled to quarterly cash dividends of $0.175 (7% per annum) per share. On April 7, 2017, the Company paid cash dividends of $75,695 to shareholders of record as of March 30, 2017. On July 8, 2017, the Company paid cash dividends of $87,907 to shareholders of record as of June 30, 2017. On September 30, 2017, the Company declared and accrued dividends of $87,907 payable to shareholders of record as of September 30, 2017.

The expiration date of the Unit Warrants is seven years from the date of issuance. The Unit Warrants are required to be measured at fair value at the time of issuance and classified as equity. The Company determined that under the Black-Scholes option pricing model, the fair value at the date of issuance was $169,125. As of September 30, 2017, 502,327 Unit Warrants are outstanding.